Loss Per Share (EPS) (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 item shares
Loss Per Share (EPS)
Share split ratio	4
As at December 31, after conversion and share split
Outstanding common shares at period-end	25,846,279	25,772,359	22,097,609
Weighted average number of common shares outstanding	25,819,165	23,792,693	18,097,988
Potential number of shares resulting from the exercise of warrants	2,578,750	1,993,000	1,007,500